Financial Risk Management - Summary of Lease liabilities by maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Lease Liabilities By Maturity [Line Items]
Lease liabilities	¥ 332,406	¥ 315,958
Total contractual cash flows	367,428	342,515
Within 1 year [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	79,012	69,297
Between 1 and 5 years [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	101,205	87,428
Later than 5 years [member]
Disclosure Of Lease Liabilities By Maturity [Line Items]
Total contractual cash flows	¥ 187,211	¥ 185,790